EQ ADVISORS TRUSTSM

SUPPLEMENT DATED AUGUST 27, 2015 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2015

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) dated May 1, 2015, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain an additional copy of the SAI, or a copy of the Summary Prospectus and Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents by visiting the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes to the fees payable by the Portfolios for administration services.

Effective September 1, 2015, the second and fourth bulleted paragraphs the section of the SAI entitled “Investment Management and Other Services – The Administrator” are deleted in their entirety and replaced with the following information:

With respect to the AXA Global Equity Managed Volatility Portfolio, AXA International Core Managed Volatility Portfolio, AXA International Value Managed Volatility Portfolio, AXA Large Cap Core Managed Volatility Portfolio, AXA Large Cap Growth Managed Volatility Portfolio, AXA Large Cap Value Managed Volatility Portfolio, AXA Mid Cap Value Managed Volatility Portfolio, AXA/Franklin Balanced Managed Volatility Portfolio, AXA/Franklin Small Cap Value Managed Volatility Portfolio, AXA/Horizon Small Cap Value Portfolio, AXA/Lord Abbett Micro Cap Portfolio, AXA/Morgan Stanley Small Cap Growth Portfolio, AXA/Mutual Large Cap Equity Managed Volatility Portfolio, AXA/Pacific Global Small Cap Value Portfolio, AXA/Templeton Global Equity Managed Volatility Portfolio, AXA/AB Small Cap Growth Portfolio, EQ/Convertible Securities Portfolio, EQ/Emerging Markets Equity PLUS Portfolio, EQ/Global Bond PLUS Portfolio, EQ/High Yield Bond Portfolio, EQ/Quality Bond PLUS Portfolio, EQ/Real Estate PLUS Portfolio, Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, and Multimanager Technology Portfolio, (each, a “Hybrid Portfolio”), each Hybrid Portfolio pays FMG LLC its proportionate share of an asset-based administration fee for the Hybrid Portfolios, subject to a minimum annual fee of $32,500. The table below shows the Hybrid Portfolios’ asset-based administration fee rates based on aggregate average daily net assets of the Hybrid Portfolios:

0.15% of the first $14 billion;
0.11% of the next $6 billion;
0.10% of the next $5 billion; and
0.0975% thereafter

With respect to the ATM International Managed Volatility Portfolio, ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio, ATM Small Cap Managed Volatility Portfolio, AXA 2000 Managed Volatility Portfolio, AXA 400 Managed Volatility Portfolio, AXA 500 Managed Volatility Portfolio, AXA International Managed Volatility Portfolio, and AXA/AB Dynamic Moderate Growth Portfolio (together with the AXA/AB Dynamic Growth Portfolio, AXA/Goldman Sachs Allocation Portfolio and AXA/Invesco Strategic Allocation Portfolio, information for which is provided in another statement of additional information, each, an “ATM Portfolio”), each ATM Portfolio pays FMG LLC its proportionate share of an asset-based administration fee for the ATM Portfolios, subject to a minimum annual fee of $32,500. The table below shows the ATM Portfolios’ asset-based administration fee rates based on aggregate average daily net assets of the ATM Portfolios:

0.15% of the first $14 billion;
0.11% of the next $6 billion;
0.10% of the next $5 billion; and
0.0975% thereafter